SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 22  -          SUBSEQUENT EVENTS

(1)
On March 11, 2015, Piedmont Aviation Component Services, LLC , an indirect subsidiary of TAT, entered into an agreement to sell 237,932 shares of Class B Common Stock of FAvS representing 23.18% of FAvS' share capital and its entire holdings (16,253) of FAvS' Series A Preferred stock. The purchase price for the Class B Shares is $8.40 per Class B Shares, for an aggregate purchase price of $1,999, and the purchase price for the Series A Preferred stock is $100 per Preferred Share, for an aggregate purchase price of $1,625. The total gain from the sale of FAvS' stock is $1,395. The company owns 5% of FAvS' after the transaction.

(2)
On November 29, 2011, a factoring company ("the plaintiff"), filed a claim with the magistrates court in Tel-Aviv against the Company and eleven others ("the respondents"), jointly and severally, for the amount of NIS6,151 (approximately $1,620 thousand). The plaintiff and the Company have reached a settlement agreement pursuant to which the court proceedings against the Company would be terminated. The court confirmed such settlement agreement on March 9, 2015.